CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDER'S EQUITY -10Q - USD ($)		Total		Conversion of Class B to Class A	Conversion of Series B Preferred Stock to Class A Common Stock	Conversion of series D preferred stock to Class A	Conversion of series C preferred stock to Class A	Additional Paid-in Capital		Additional Paid-in Capital Conversion of Series B Preferred Stock to Class A Common Stock	Additional Paid-in Capital Conversion of series D preferred stock to Class A	Additional Paid-in Capital Conversion of series C preferred stock to Class A	Accumulated Deficit		Series B Preferred Stock	Series B Preferred Stock Preferred Stock		Series B Preferred Stock Preferred Stock Conversion of Series B Preferred Stock to Class A Common Stock	Class A Common Stock	Class A Common Stock Common Stock		Class A Common Stock Common Stock Conversion of Class B to Class A	Class A Common Stock Common Stock Conversion of Series B Preferred Stock to Class A Common Stock	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A	Class B Common Stock	Class B Common Stock Common Stock		Class B Common Stock Common Stock Conversion of Class B to Class A	Class C Common Stock	Class C Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2020																5
Beginning balance (in shares) at Dec. 31, 2020																				126,363,158							9,023,088				14,162,267
Beginning balance at Dec. 31, 2020		$ (14,234,280)						$ 25,144,136					$ (39,393,376)			$ 5				$ 12,636							$ 902				$ 1,417
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																			7,384,018			475,000		1,066,868	1,342,390				(475,000)
Issuance of shares of stock in conversion				$ 0		$ 5,194,434	$ 6,361,287	1,886,156			$ 5,194,329	$ 6,361,153								$ 740		$ 48		$ 105	$ 134				$ (48)
Issuance of shares of common stock for compensation (in shares)																				199,018
Issuance of shares of common stock for compensation		261,525						261,504												$ 21
Net loss		(19,483,138)											(19,483,138)
Ending balance (in shares) at Dec. 31, 2021															5	5	[1]
Ending balance (in shares) at Dec. 31, 2021	[1]																			20,224,938							1,068,512				1,562,635
Ending balance at Dec. 31, 2021	[1]	71,491,476						130,348,267					(58,859,082)			$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																							7,989	1,031
Issuance of shares of stock in conversion	[1]					$ 365,464	$ 34,622				$ 365,463	$ 34,622												$ 1
Issuance of shares of common stock for compensation (in shares)	[1]																			4,924
Issuance of shares of common stock for compensation	[1]	99,248						99,248
Share-based compensation expense	[1]	93,197						93,197
Net loss	[1]	(3,999,560)											(3,999,560)
Ending balance (in shares) at Mar. 31, 2022	[1]															5
Ending balance (in shares) at Mar. 31, 2022	[1]																			20,238,882							1,068,512				1,562,635
Ending balance at Mar. 31, 2022	[1]	68,084,447						130,940,797					(62,858,642)			$ 5				$ 2,023							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2021															5	5	[1]
Beginning balance (in shares) at Dec. 31, 2021	[1]																			20,224,938							1,068,512				1,562,635
Beginning balance at Dec. 31, 2021	[1]	71,491,476						130,348,267					(58,859,082)			$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(2,459,754)
Ending balance (in shares) at Jun. 30, 2022	[1]															5
Ending balance (in shares) at Jun. 30, 2022	[1]																			20,269,879							1,068,512				1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882						131,300,423					(61,318,836)			$ 5				$ 2,026							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2021															5	5	[1]
Beginning balance (in shares) at Dec. 31, 2021	[1]																			20,224,938							1,068,512				1,562,635
Beginning balance at Dec. 31, 2021	[1]	71,491,476						130,348,267					(58,859,082)			$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																				7,384,018
Issuance of shares of stock in conversion		1,886,896
Net loss		(12,875,313)
Ending balance (in shares) at Dec. 31, 2022															5	5	[1]
Ending balance (in shares) at Dec. 31, 2022																			22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Ending balance at Dec. 31, 2022		69,992,021	[2]					141,723,921	[1]				(71,734,395)	[1]		$ 5	[1]			$ 2,230	[1]						$ 107	[1]			$ 153	[1]
Beginning balance (in shares) at Mar. 31, 2022	[1]															5
Beginning balance (in shares) at Mar. 31, 2022	[1]																			20,238,882							1,068,512				1,562,635
Beginning balance at Mar. 31, 2022	[1]	68,084,447						130,940,797					(62,858,642)			$ 5				$ 2,023							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for compensation (in shares)	[1]																			21,482
Issuance of shares of common stock for compensation	[1]	132,309						132,307												$ 2
Issuance of shares for services (in shares)	[1]																			9,515
Issuance of shares for services	[1]	55,137						55,136												$ 1
Share-based compensation expense	[1]	172,183						172,183
Net loss	[1]	1,539,806											1,539,806
Ending balance (in shares) at Jun. 30, 2022	[1]															5
Ending balance (in shares) at Jun. 30, 2022	[1]																			20,269,879							1,068,512				1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882						131,300,423					(61,318,836)			$ 5				$ 2,026							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2022															5	5	[1]
Beginning balance (in shares) at Dec. 31, 2022																			22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Beginning balance at Dec. 31, 2022		69,992,021	[2]					141,723,921	[1]				(71,734,395)	[1]		$ 5	[1]			$ 2,230	[1]						$ 107	[1]			$ 153	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																			1,428											(1,428)
Series B Preferred Share removal (in shares)	[1]															(1)
Series B Preferred Share removal	[1]	0						1								$ (1)
Share-based compensation expense	[1]	182,589						182,589
Net loss	[1]	(5,769,143)											(5,769,143)
Ending balance (in shares) at Mar. 31, 2023	[1]															4
Ending balance (in shares) at Mar. 31, 2023	[1]																			22,304,761							1,068,512				1,528,460
Ending balance at Mar. 31, 2023	[1]	64,405,467						141,906,511					(77,503,538)			$ 4				$ 2,230							$ 107				$ 153
Beginning balance (in shares) at Dec. 31, 2022															5	5	[1]
Beginning balance (in shares) at Dec. 31, 2022																			22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Beginning balance at Dec. 31, 2022		69,992,021	[2]					141,723,921	[1]				(71,734,395)	[1]		$ 5	[1]			$ 2,230	[1]						$ 107	[1]			$ 153	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(10,321,009)
Ending balance (in shares) at Jun. 30, 2023															3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																			23,974,657	23,974,657	[1]					906,012	906,012	[1]		1,528,533	1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	61,019,702						143,072,462					(82,055,404)			$ 3				$ 2,397							$ 91				$ 153
Beginning balance (in shares) at Mar. 31, 2023	[1]															4
Beginning balance (in shares) at Mar. 31, 2023	[1]																			22,304,761							1,068,512				1,528,460
Beginning balance at Mar. 31, 2023	[1]	64,405,467						141,906,511					(77,503,538)			$ 4				$ 2,230							$ 107				$ 153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																	(1)		1,477,400		162,500	1						(162,500)
Issuance of shares of stock in conversion	[1]	1,000,809		$ 0	$ 0			1,000,661		$ 1								$ (1)		$ 148		$ 16							$ (16)
Adjustment for additional shares issued in connection with the reverse stock split (in shares)	[1]																			29,995											73
Adjustment for additional shares issued in connection with the reverse stock split	[1]	3																		$ 3
Share-based compensation expense	[1]	165,289						165,289
Net loss	[1]	(4,551,866)											(4,551,866)
Ending balance (in shares) at Jun. 30, 2023															3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																			23,974,657	23,974,657	[1]					906,012	906,012	[1]		1,528,533	1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	$ 61,019,702						$ 143,072,462					$ (82,055,404)			$ 3				$ 2,397							$ 91				$ 153

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.
[2]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.